Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 39,417	$ 40,620
Operating lease liabilities - non-current	33,105	35,573
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets	1,786	2,257
Operating lease liabilities - non-current	$ 2,082	$ 2,634